UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

SERIES PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Highmore Sustainable All-Cap Equity Fund
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.36%
Architectural, Engineering, and Related Services - 2.36%
Tetra Tech, Inc.	5,013	$276,668
Basic Chemical Manufacturing - 2.72%
Trex Company, Inc. (a)	4,586	319,919
Business Support Services - 2.70%
PayPal Holdings, Inc. (a)	3,575	317,317
Commercial and Service Industry Machinery Manufacturing - 3.68%
Energy Recovery, Inc. (a)	31,347	238,237
Tennant Company	3,297	193,633
		431,870
Communications Equipment Manufacturing - 3.22%
Apple, Inc.	500	83,220
QUALCOMM, Inc.	5,948	294,545
		377,765
Computer Systems Design and Related Services - 3.87%
Computer Programs & Systems, Inc.	8,000	209,920
Itron, Inc. (a)	4,483	244,906
		454,826
Depository Credit Intermediation - 2.63%
The PNC Financial Services Group, Inc.	2,514	308,392
Dry-cleaning and Laundry Services - 2.62%
Healthcare Services Group, Inc.	7,063	308,088
Electric Power Generation, Transmission and Distribution - 2.26%
NextEra Energy, Inc.	1,481	265,069
Electronic Shopping and Mail-Order Houses - 2.93%
Amazon.com, Inc. (a)	200	343,746
Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.95%
Cummins, Inc.	2,355	346,444
Food & Staples Retailing - 2.49%
Costco Wholesale Corporation	1,362	292,326
Forest Nurseries and Gathering of Forest Products - 1.72%
Weyerhaeuser Company	7,681	201,550
Grocery and Related Product Merchant Wholesalers - 2.24%
Danone - ADR	18,013	262,450
Home Furnishings Stores - 1.92%
Williams-Sonoma, Inc.	4,148	225,776
Medical and Diagnostic Laboratories - 2.15%
Laboratory Corporation of America Holdings (a)	1,809	252,084
Medical Equipment and Supplies Manufacturing - 8.55%
Becton, Dickinson and Company	1,171	292,118
BioTelemetry, Inc. (a)	5,406	388,259
Intuitive Surgical, Inc. (a)	618	323,609
		1,003,986
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 2.93%
Varian Medical Systems, Inc. (a)	2,606	344,070
Nondepository Credit Intermediation - 2.99%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,521	350,619
Other Chemical Product and Preparation Manufacturing - 1.79%
Albemarle Corporation	2,600	209,898
Other Electrical Equipment and Component Manufacturing - 4.99%
Corning, Inc.	9,873	328,376
Eaton Corporation PLC (b)	3,379	257,649
		586,025
Pharmaceutical and Medicine Manufacturing - 2.29%
Zoetis, Inc.	3,127	269,422
Residential Intellectual and Developmental Disability, Mental Health, and Substance Abuse Facilities - 2.80%
Omnicell, Inc. (a)	5,054	329,167
Restaurants and Other Eating Places - 5.06%
Darden Restaurants, Inc.	2,917	306,081
Starbucks Corporation	4,218	287,414
		593,495
Scientific Research and Development Services - 2.37%
Waters Corporation (a)	1,203	278,158
Semiconductor and Other Electronic Component Manufacturing - 8.92%
First Solar, Inc. (a)	4,000	202,360
Microchip Technology, Inc.	3,348	269,079
MKS Instruments, Inc.	3,555	290,194
Texas Instruments, Inc.	2,841	286,032
		1,047,665

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 2.88%
Ecolab, Inc.	2,134	337,535
Software Publishers - 3.30%
Palo Alto Networks, Inc. (a)	1,805	387,750
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 2.29%
Donaldson Company, Inc.	5,698	269,402
Waste Treatment and Disposal - 2.69%
Clean Harbors, Inc. (a)	5,330	315,589
Water, Sewage and Other Systems - 2.05%
American Water Works Company, Inc.	2,516	240,706
TOTAL COMMON STOCKS (Cost $11,088,780)		11,547,777

SHORT-TERM INVESTMENTS - 2.17%
First American Treasury Obligations Fund, Share Class X, 2.30% (c)	254,835	254,835
Total Short-Term Investments
(Cost $254,835)		254,835
Total Investments
(Cost $11,343,615) - 100.53%		11,802,612
Other Liabilities in Excess of Other Assets - (0.53)%		(62,407)
Total Net Assets - 100.00%		$11,740,205

ADR	- American Depository Receipt
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Security.
(c)	The rate quoted is the annualized seven-day yield as of January 31, 2019.
As of January 31, 2019, the components of accumulated earnings gains (losses) on a tax basis were as follow*:
Total Portfolio
Tax Cost (1)	$11,343,615

Gross unrealized appreciation	1,050,561
Gross unrealized depreciation	(591,564)
Net unrealized appreciation	$458,997

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.
Valuation of Investments

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

 Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Swap contracts on index futures prices are determined by using the same methods used to price the underlying index. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
                These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of January 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stock*	$11,547,777	$-	$-	$11,547,777
Short-Term Investments	254,835	-	-	254,835
Total Investments	$11,802,612	$-	$-	$11,802,612

*	Please refer to the Schedule of Investments to view common stock segregated by industry type.
The Fund did not have any Level 3 investments during the period. For the period ended January 31, 2019, there were no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title  /s/ John Hedrick
                                                John Hedrick, President

Date  March 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Hedrick
                                                    John Hedrick, President

Date  March 13, 2019

By (Signature and Title)* /s/ Cullen Small
                                                    Cullen Small, Principal Accounting Officer

Date  March 13, 2019

* Print the name and title of each signing officer under his or her signature.